Maturities of Available-For-Sale Debt Securities Included in Investments (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2013
Cost
Due within one year
Due after one year through five years	10
Due after five years	819
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Total	829
Fair value
Due within one year
Due after one year through five years	10
Due after five years	778
Available-for-sale Securities, Debt Securities, Total	¥ 788